RELATED PARTY TRANSACTIONS - Schedule of Loan Balances Outstanding (Details) - Key management personnel of entity or parent - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans
At 1 January	£ 3	£ 2	£ 2
Advanced (includes loans to appointed key management personnel)	1	1	0
Repayments (includes loans to former key management personnel)	(2)	0	0
At 31 December	£ 2	£ 3	£ 2